Pension Benefits - Summary of Pension Benefits Recognized in Statements of Other Comprehensive Income Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Amounts recognized in other comprehensive income (loss) were as follows:
Less tax effect	$ 0.0	$ 0.0	$ 7.2
Actuarial (income) losses on accrued post employment benefit liability	117.9	23.0	74.6
Pension defined benefit plans [member]
Amounts recognized in other comprehensive income (loss) were as follows:
Actuarial gain on accrued pension liability	(57.9)	(51.8)	(48.6)
Less tax effect	0.0	0.0	4.6
Actuarial (income) losses on accrued post employment benefit liability	$ (57.9)	$ (51.8)	$ (44.0)